DEBT (Detail Textuals) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016	Nov. 05, 2015	Nov. 03, 2015	Oct. 05, 2015	Jun. 23, 2015	Mar. 26, 2015	Aug. 31, 2014	Jun. 24, 2014	Jun. 23, 2014	Jun. 30, 2012	Oct. 31, 2011	Dec. 22, 1997
Debt Instrument [Line Items]
2023 Senior Notes								$ 720.0
2025 Senior Notes								500.0
Delayed-Draw Term Loan Facility of Spinco									$ 1,050.0
Delayed-Draw Term Loan Facility of Spinco, Amount Drawn								875.0
Senior Credit Facility									1,850.0			$ 415.0
Maximum amount of senior revolving credit facility									500.0			265.0	$ 265.0
Delayed-Draw Term Loan Facility, Maximum Borrowing Capacity									1,350.0
Delayed-Draw Term Loan Facility, Amount Drawn								475.0
Subfacility of Senior Credit Facility									$ 100.0
Available credit under senior revolving credit facility		$ 489.6
Amount of letters of credit issued under subfacility		10.4
Annual Required Principal Payment (Percent) in Years 1 and 2									5.00%
Annual Required Principal Payment (Percent) in Year 3									7.50%
Annual Required Principal Payment (Percent) in Years 4 and 5									10.00%
Sumitomo Credit Facility								600.0
Sumitomo Credit Facility Amendment							$ 200.0
Sumitomo Credit Facility Amendment Borrowing						$ 200.0
Long-term debt assumed								569.0
Combined Senior Credit Facility		1,850.0						1,850.0
Business Acquisition Debt Issuance Costs		13.3
Bridge Financing Commitments										$ 3,354.5
Bridge Financing Amortized Debt Issuance Costs	$ 14.3	30.0
Notes payable	$ 665.1	3,848.8	$ 666.2		$ 3,833.0
Call premium and write-off of unamortized deferred debt issuance costs and unamortized discount			9.5
Call premium			6.7
Write-off of unamortized deferred debt issuance costs		0.5	2.1
Write-off of unamortized discount			0.7
Delayed-Draw Term Loan Facility												$ 150.0
Capital Leased Assets, Gross		1.4		$ 4.2
Total letters of credit outstanding		27.6
Expected maturities of long-term debt [Abstract]
2016		206.5
2017		80.9
2018		901.9
2019		135.7
2020		980.3
Thereafter		1,576.4
Deferred Gain (Loss) on Discontinuation of Interest Rate Fair Value Hedge					0.3									$ 2.2
Reduction in interest expense due to interest rate swaps		2.8	2.9	2.9
Variable -Rate Go Zone Bonds
Debt Instrument [Line Items]
Notes payable		$ 50.0	$ 50.0
Interest rate		1.40%	1.31%
Senior Term Loan Facility due 2019
Debt Instrument [Line Items]
Notes payable		$ 0.0	$ 149.1
Repayments of Senior Debt		2.8	$ 0.9
Refinancing of Senior Debt		$ 146.3
Interest rate		0.00%	1.66%
2023 Notes
Debt Instrument [Line Items]
2023 Senior Notes								$ 720.0
Notes payable		$ 720.0	$ 0.0
Interest rate		9.75%	0.00%					9.75%
2025 Notes
Debt Instrument [Line Items]
2025 Senior Notes								$ 500.0
Notes payable		$ 500.0	$ 0.0
Interest rate		10.00%	0.00%					10.00%
SunBelt Notes
Debt Instrument [Line Items]
Notes payable		$ 25.0	$ 37.8
Interest rate		7.23%	7.23%
Repayments of Debt		$ 12.2	$ 12.2	12.2
Notes payable due 2019
Debt Instrument [Line Items]
Notes payable											$ 150.0
Notes payable due 2013
Debt Instrument [Line Items]
Repayments of Senior Debt				$ 11.4
Variable Interest Rate Swaps $125M
Expected maturities of long-term debt [Abstract]
Swap Amount		125.0			125.0
Deferred (Gain) Loss on Discontinuation of Fair Value Hedge		1.2	3.7		(0.6)										$ 11.0
Fixed Interest Rate Swaps $125M
Expected maturities of long-term debt [Abstract]
Swap Amount		125.0			$ 125.0
SunBelt Notes
Expected maturities of long-term debt [Abstract]
Swap Amount														73.1
Deferred (Gain) Loss on Discontinuation of Fair Value Hedge		0.4	$ 0.8											$ 2.2
Deferred Gain (Loss) on Discontinuation of Interest Rate Fair Value Hedge		(0.4)
Guaranteed Senior Secured Notes due 2017, Series O
Debt Instrument [Line Items]
Face amount of senior secured notes																$ 97.5
Required annual debt repayment for Series O and Series G notes		6.1
Guaranteed Senior Secured Notes due 2017, Series G
Debt Instrument [Line Items]
Face amount of senior secured notes																$ 97.5
Required annual debt repayment for Series O and Series G notes		6.1
SunBelt
Debt Instrument [Line Items]
Interest rate																7.23%
Required annual debt repayment for Series O and Series G notes		$ 12.2